Income Tax (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Income Tax [Abstract]
Loss before income tax	$ (2,146,418)	$ (2,019,507)	$ (4,089,906)	$ (3,825,801)
Income tax benefit	$ 280,889	$ (235,990)	$ 252,900	$ (451,281)
Effective tax rate			0.18%
Income tax rate	15.00%		15.00%